Charges and Credits Charges and Credits (Tables)	12 Months Ended
Jan. 31, 2018
Charges and Credits [Abstract]
Schedule of Charges and Credits
Charges and credits consisted of the following:

	Year Ended January 31,
(in thousands)	2018	2017	2016
Store and facility closure and relocation costs	$2,381	$1,089	$637
Legal and professional fees and related reserves associated with the exploration of strategic alternatives, securities-related litigation and other legal matters	1,177	101	3,153
Indirect tax audit reserve	2,595	1,434	2,748
Executive management transition costs	—	234	1,506
Impairment from disposal	—	1,986	—
Employee severance	1,317	1,634	—
Write-off of capitalized software costs	5,861	—	—
	$13,331	$6,478	$8,044